Schedule of Common Stock Reserved (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	1,574,920	1,029,807	240,487
Common Stock Options Issued And Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		77,245	65,521
Restricted Stock Units Vested And Unreleased [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		2,039	339
2023 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	8,099	7,409	30,040
2023 Employee Stock Purchase Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	32,815	32,815	32,815
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	1,403,320	910,299	111,772
Common Stock Options Issued And Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	130,686	77,245